Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 27,418,000		$ 27,910,000
Loans, net of unearned income		17,686,502,000	[1]	16,230,166,000	$ 15,389,074,000
Real estate acquired by foreclosure		33,063,000	[2]	39,922,000
Other assets		135,605,000		162,270,000
Net gains/(losses), Loans, net of unearned income	[3]	4,087,000		(801,000)	(3,109,000)
Net gains/(losses), Real estate acquired by foreclosure	[4]	(2,868,000)		(3,465,000)	(4,987,000)
Net gains/(losses), Other assets	[5]	(4,582,000)		(2,087,000)	(2,021,000)
Gain (loss) on financial assets measured on non-recurring basis		(3,306,000)		(6,777,000)	(10,100,000)
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	27,026,000		40,531,000	62,839,000
Real estate acquired by foreclosure	[4]	24,977,000		30,430,000	45,753,000
Other assets	[5]	24,577,000		28,660,000	30,810,000
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0
Other assets		100,004,000		131,743,000
Fair Value Inputs Level2 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	0		0	0
Real estate acquired by foreclosure	[4]	0		0	0
Other assets	[5]	0		0	0
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		27,418,000		27,910,000
Other assets		1,841,000		2,517,000
Fair Value Inputs Level3 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	27,026,000		40,531,000	62,839,000
Real estate acquired by foreclosure	[4]	24,977,000		30,430,000	45,753,000
Other assets	[5]	24,577,000		28,660,000	30,810,000
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0
Other assets		33,760,000		28,010,000
Fair Value Inputs Level1 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	0		0	0
Real estate acquired by foreclosure	[4]	0		0	0
Other assets	[5]	0		0	0
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		729,000		846,000	9,457,000
Net gains/(losses), Loans held for sale		57,000		(470,000)	139,000
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0	0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		729,000		846,000	9,457,000
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 0		0	0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale				3,322,000	6,185,000
Net gains/(losses), Loans held for sale				46,000	(122,000)
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale				3,322,000	6,185,000
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale				0	0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale				$ 0	$ 0

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31 , 2015 includes $ 14.6 million of foreclosed residential real estate.
[3]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell . Write-downs on these loans are recognized as part of provision for loan losses. Gains in 2015 are due to recoveries of previously charged-off amounts .
[4]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes fore closed real estate related to government insured mortgages.
[5]	Represents tax credit investments accounted for under the equity method .